Unaudited Condensed Consolidated Balance Sheets	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
CURRENT ASSETS
Cash and bank balances	$ 15,110	¥ 109,652	¥ 130,923
Accounts receivable, net	4,134,576	30,003,375	40,441,296
Deposits, prepayments and other receivables	1,853,812	13,452,560	12,603,304
Inventories	18,236	132,335	127,296
Total current assets	6,348,058	46,065,964	53,310,118
NON-CURRENT ASSETS
Property and equipment, net	290	2,104	5,585
Right-of-use assets	90,948	659,985	811,819
Deferred tax assets, net	261,694	1,899,036	2,722,233
Total non-current assets	352,932	2,561,125	3,539,637
Total assets	6,700,990	48,627,089	56,849,755
CURRENT LIABILITIES
Short-term bank borrowings	1,378,037	10,000,000	10,000,000
Accounts payable	913,978	6,632,462	15,055,820
Accruals and other payables	159,242	1,155,591	607,954
Contract liabilities	104,412	757,686	1,673,479
Lease liabilities	51,064	370,559	350,366
Tax payable			328,318
Total current liabilities	8,279,773	60,083,851	63,576,483
NON-CURRENT LIABILITIES
Lease liabilities	39,884	289,426	461,453
Total non-current liabilities	39,884	289,426	461,453
Total liabilities	8,319,657	60,373,277	64,037,936
SHAREHOLDERS’ DEFICIT
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of September 30, 2023 and 2024, 18,000,000 shares issued and outstanding as of September 30, 2023 and 2024	1,002	7,272	7,272
Statutory reserves	231,431	1,679,428	1,679,428
Accumulated other comprehensive loss	(135,261)	(981,558)	(656,670)
Accumulated deficit	(1,715,839)	(12,451,330)	(8,218,211)
Total shareholders’ deficit	(1,618,667)	(11,746,188)	(7,188,181)
Total liabilities and shareholders’ deficit	6,700,990	48,627,089	56,849,755
Related Party
CURRENT ASSETS
Other receivables – related parties	326,324	2,368,042	7,299
CURRENT LIABILITIES
Other payables – related parties	$ 5,673,040	¥ 41,167,553	¥ 35,560,546